Common Stock - Narrative (Details) - USD ($)		12 Months Ended
	Jan. 03, 2019	Dec. 31, 2020	Sep. 30, 2021	Apr. 19, 2021	May 20, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common stock shares authorized		429,600,000	1,700,000,000
Common stock par or stated value per share		$ 0.00003	$ 0.00003
Shares issued for each share converted (in shares)		1	1
Additional shares issued for each share converted (in shares)		1
Maximum
Class of Stock [Line Items]
Threshold percentage of common stock issued for preferred stock offering		15.00%
Restated Certificate of Incorporation
Class of Stock [Line Items]
Common stock shares authorized					429,600,000
Common Stock A
Class of Stock [Line Items]
Common stock shares authorized		386,400,000	1,500,000,000			360,000,000
Common stock par or stated value per share		$ 0.00003				$ 0.00003
Common stock, voting rights		one
Common Stock A | Common Stock Warrant | Warrant Transfer Agreement | Angel Pride Holdings Limited
Class of Stock [Line Items]
Stock issued during period shares in connection with prior debt financing	26,021,583
Proceeds from issaunce of common stock warrants	$ 868
Common Stock A | Common Stock Warrant | Warrant Transfer Agreement | Hontai App Fund Limited Partnership
Class of Stock [Line Items]
Stock issued during period shares in connection with prior debt financing	8,794,734
Proceeds from issaunce of common stock warrants	$ 293
Common Stock A | Restated Certificate of Incorporation
Class of Stock [Line Items]
Common stock shares authorized				1,500,000,000	386,400,000
Common stock par or stated value per share					$ 0.00003
Common Stock F
Class of Stock [Line Items]
Common stock shares authorized		43,200,000
Common stock, voting rights		one
Common Stock F | Restated Certificate of Incorporation
Class of Stock [Line Items]
Common stock shares authorized					43,200,000
Common stock par or stated value per share					$ 0.00003